LINES OF CREDIT AND LONG-TERM DEBT	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
DIH Holding US, Inc. [Member]
Restructuring Cost and Reserve [Line Items]
LINES OF CREDIT AND LONG-TERM DEBT

11. Lines of Credit and Long-Term Debt

Lines of Credit

At June 30, 2023 and March 31, 2023, the Company has a framework agreement for a CHF 7,600 revolving credit facility with Credit Suisse (Switzerland) Ltd. (the “Credit Suisse Credit Facility”). Interest rates on advances on the Credit Suisse Credit Facility are agreed upon with Credit Suisse. For the three months ended June 30, 2023 and 2022, the weighted average rates were 4.83% and 3.60%, respectively. Advances have maximum terms up to twelve months and are subject to extension. The Company is subject to certain covenants under the terms of the Credit Suisse Credit Facility including minimum EBITDA covenants and financial reporting requirements. Additionally, the Credit Suisse Credit Facility contains a subjective acceleration clause in the event that the lender determines that a material adverse change has occurred within the business, operations, or financial condition of the Company. On February 1, 2023, the Company and Credit Suisse entered into an amendment to the Credit Suisse framework agreement that provided a waiver of the Company’s failure to comply with the EBITDA covenant and financial reporting obligation as of March 31, 2022. Additionally, the amendment to the Credit Suisse framework agreement reduced the credit line to CHF 100 monthly payments starting January 31, 2023 and increasing to CHF 200 monthly payments starting April 30, 2023. In connection with the February 1, 2023 amendment, the Company paid CHF 33 in fees to Credit Suisse in the fourth quarter of fiscal 2023. The balance on the Credit Suisse Credit Facility was $6,351 and $6,813 as of June 30, 2023 and March 31, 2023, respectively. Based on the stated terms and the existence of the subjective acceleration clause, the Credit Suisse Credit Facility is reflected in the current liabilities section of the combined balance sheets.

At June 30, 2023 and March 31, 2023, the Company has a framework agreement for a CHF 7,000 revolving credit facility with UBS Switzerland AG (the “UBS Credit Facility”). The Company can draw on the facility in various forms including fixed advances and Secured Overnight Financing Rate (“SOFR”) loans. Interest rates on advances on the UBS Credit Facility are based on the type of draw and can be adjusted at any time based on current market conditions. For the three months ended June 30, 2023 and 2022, the weighted average interest rates on the UBS Credit Facility were 4.96% and 4.75%, respectively. Additionally, the Company must pay a 0.25% quarterly commission on average borrowings and a 0.75% fixed commitment fee on the undrawn portion of the UBS Credit Facility. Advances have maximum terms up to twelve months and are subject to extension. The Company is subject to certain covenants under the terms of the UBS Credit Facility including financial reporting requirements. Additionally, the UBS Credit Facility contains a subjective acceleration clause in the event that the lender determines that a material adverse change has occurred within the business, operations, or financial condition of the Company. On March 1, 2022, the Company and UBS entered into an amendment to the UBS framework agreement that reduced the credit line to CHF 200 one-time payment as of April 31, 2022 and reduced the credit line to CHF 100 monthly payments starting May 31, 2022. On February 2, 2023, the Company and UBS entered into an amendment to increase the monthly payments to CHF 200 starting April 30, 2023. On March 29, 2023, UBS provided the Company a waiver for the Company’s failure to comply with the financial reporting obligation as of March 31, 2022. As of June 30, 2023, the Company was in compliance with the annual financial reporting requirement. The balance on the UBS Credit Facility was $5,682 and $6,163 as of June 30, 2023 and March 31, 2023, respectively. Based on the stated terms and the existence of the subjective acceleration clause, the UBS Credit Facility is reflected in the current liabilities section of the combined balance sheets.

COVID-19 Loan and COVID-19 Loan Plus Credit Facilities

In September 2020, the Federal COVID-19 Act was approved by the Swiss Parliament, and subsequently enacted in Switzerland. Under the Federal COVID-19 Act and the corresponding COVID-19 Hardship Ordinance and COVID-19 Loss of Earning Ordinance, the Swiss Federal Council was granted a number of powers to implement measures to address the consequences of the global COVID-19 pandemic including federal loans under the COVID-19 Loan and COVID-19 Loan Plus (“COVID-19 Plus”) programs for businesses meeting certain requirements.

The Company obtained a COVID-19 loan with UBS on May 19, 2020 for up to CHF 500 maturing on June 30, 2024. The COVID-19 loan does not accrue interest. On December 17, 2021, the Company and UBS entered into an amendment to the COVID-19 loan agreement that reduced the credit line by CHF 50 quarterly payments starting March 31, 2022 and five CHF 50 payments in the year ending March 31, 2024. The balance on the COVID-19 loan was $278 and $324 at June 30, 2023 and March 31, 2023, respectively.

The Company obtained a COVID-19 Plus credit facility with UBS on May 19, 2020 for up to CHF 2,760, maturing on June 30, 2024. The COVID-19 Plus credit facility has an 85% federal share accruing interest at 0.5% and a 15% bank share accruing interest at a rate determined by the bank based on market conditions (0.5% at March 31, 2023 and 2022, respectively). On January 7, 2022, the Company and UBS entered into an amendment to the COVID-19 Plus credit facility loan agreement that reduced the Company maximum credit limit to CHF 2,243 and reduced the credit line by CHF 173 quarterly payments starting March 31, 2022, CHF 230 quarterly payments starting March 31, 2023 and five CHF 230 payments in the year ending March 31, 2024. The balance on the COVID-19 Plus credit facility was $1,474 and $1,679 at June 30, 2023 and March 31, 2023, respectively.

The following table presents the aggregate annual maturities of long-term debt as of June 30, 2023:

Amount
Remainder of 2024	$1,247
2025	505
Total	1,752
Less: current portion	1,752
Total long-term debt	$—

11. Lines of Credit and Long-Term Debt

Lines of Credit

At March 31, 2023 and 2022, the Company has a framework agreement for a CHF 7,600 revolving credit facility with Credit Suisse (Switzerland) Ltd. (the “Credit Suisse Credit Facility”). Interest rates on advances on the Credit Suisse Credit Facility are agreed upon with Credit Suisse. For the years ended March 31, 2023 and 2022, the weighted average rates were 3.79% and 2.69%, respectively. Advances have maximum terms up to twelve months and are subject to extension. The Company is subject to certain covenants under the terms of the Credit Suisse Credit Facility including minimum EBITDA covenants and financial reporting requirements. Additionally, the Credit Suisse Credit Facility contains a subjective acceleration clause in the event that the lender determines that a material adverse change has occurred within the business, operations, or financial condition of the Company. As of March 31, 2022, the Company’s EBITDA (as defined in the framework agreement) was not in compliance with the covenants in the Credit Suisse Credit Facility and did not comply with the annual financial reporting requirement. Subsequently, on February 1, 2023, the Company and Credit Suisse entered into an amendment to the Credit Suisse framework agreement that provided a waiver of the Company’s failure to comply with the EBITDA covenant and financial reporting obligation as of March 31, 2022. Additionally, the amendment to the Credit Suisse framework agreement reduced the credit line to CHF 100 monthly payments starting January 31, 2023 and increasing to CHF 200 monthly payments starting April 30, 2023. In connection with the February 1, 2023 amendment, the Company paid CHF 33 in fees to Credit Suisse in the fourth quarter of fiscal 2023. As of March 31, 2023, the Company’s EBITDA (as defined in the framework agreement) was not in compliance with the covenants in the Credit Suisse Credit Facility. Subsequently, on July 11, 2023, the Company and Credit Suisse obtained a waiver of the Company’s failure to comply with the EBITDA covenant as of March 31, 2023 for a fee of CHF 29. The balance on the Credit Suisse Credit Facility was $6,813 and $8,231 as of March 31, 2023 and 2022, respectively. Based on the stated terms and the existence of the subjective acceleration clause, the Credit Suisse Credit Facility is reflected in the current liabilities section of the combined balance sheets.

DIH HOLDING US, INC. AND SUBSIDIARIES

NOTES TO COMBINED FINANCIAL STATEMENTS

(in thousands)

At March 31, 2023 and 2022, the Company has a framework agreement for a CHF 7,000 revolving credit facility with UBS Switzerland AG (the “UBS Credit Facility”). The Company can draw on the facility in various forms including fixed advances and Secured Overnight Financing Rate (“SOFR”) loans. Interest rates on advances on the UBS Credit Facility are based on the type of draw and can be adjusted at any time based on current market conditions. For the years ended March 31, 2023 and 2022, the weighted average interest rates on the UBS Credit Facility were 4.61% and 4.75%, respectively. Additionally, the Company must pay a 0.25% quarterly commission on average borrowings and a 0.75% fixed commitment fee on the undrawn portion of the UBS Credit Facility. Advances have maximum terms up to twelve months and are subject to extension. The Company is subject to certain covenants under the terms of the UBS Credit Facility including financial reporting requirements. Additionally, the UBS Credit Facility contains a subjective acceleration clause in the event that the lender determines that a material adverse change has occurred within the business, operations, or financial condition of the Company. As of March 31, 2022, the Company did not comply with the annual financial reporting requirement. On March 1, 2022, the Company and UBS entered into an amendment to the UBS framework agreement that reduced the credit line to CHF 200 one-time payment as of April 31, 2022 and reduced the credit line to CHF 100 monthly payments starting May 31, 2022. On February 2, 2023, the Company and UBS entered into an amendment to increase the monthly payments to CHF 200 starting April 30, 2023. On March 29, 2023, UBS provided the Company a waiver for the Company’s failure to comply with the financial reporting obligation as of March 31, 2022. As of March 31, 2023, the Company was in compliance with the annual financial reporting requirement. The balance on the UBS Credit Facility was $6,163 and $7,581 as of March 31, 2023 and 2022, respectively. Based on the stated terms and the existence of the subjective acceleration clause, the UBS Credit Facility is reflected in the current liabilities section of the combined balance sheets.

COVID-19 Loan and COVID-19 Loan Plus Credit Facilities

In September 2020, the Federal COVID-19 Act was approved by the Swiss Parliament, and subsequently enacted in Switzerland. Under the Federal COVID-19 Act and the corresponding COVID-19 Hardship Ordinance and COVID-19 Loss of Earning Ordinance, the Swiss Federal Council was granted a number of powers to implement measures to address the consequences of the global COVID-19 pandemic including federal loans under the COVID-19 Loan and COVID-19 Loan Plus (“COVID-19 Plus”) programs for businesses meeting certain requirements.

The Company obtained a COVID-19 loan with UBS on May 19, 2020 for up to CHF 500 maturing on June 30, 2024. The COVID-19 loan does not accrue interest. Subsequently, on December 17, 2021, the Company and UBS entered into an amendment to the COVID-19 loan agreement that reduced the credit line by CHF 50 quarterly payments starting March 31, 2022 and five CHF 50 payments in the year ending March 31, 2024. The balance on the COVID-19 loan was $324 and $542 at March 31, 2023 and 2022, respectively.

DIH HOLDING US, INC. AND SUBSIDIARIES

NOTES TO COMBINED FINANCIAL STATEMENTS

(in thousands)

The Company obtained a COVID-19 Plus credit facility with UBS on May 19, 2020 for up to CHF 2,760, maturing on June 30, 2024. The COVID-19 Plus credit facility has an 85% federal share accruing interest at 0.5% and a 15% bank share accruing interest at a rate determined by the bank based on market conditions (0.5% at March 31, 2023 and 2022, respectively). Subsequently, on January 7, 2022, the Company and UBS entered into an amendment to the COVID-19 Plus credit facility loan agreement that reduced the Company maximum credit limit to CHF 2,243 and reduced the credit line by CHF 173 quarterly payments starting March 31, 2022, CHF 230 quarterly payments starting March 31, 2023 and five CHF 230 payments in the year ending March 31, 2024. The balance on the COVID-19 Plus credit facility was $1,679 and $2,432 at March 31, 2023 and 2022, respectively.

Aggregate annual maturities of long-term debt are as follows for the years ending March 31:

Amount
Years Ending March 31,
2024	$1,514
2025	489
Total	2,003
Less: current portion	489
Total long-term debt	$1,514